Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001053425
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hartford International Opportunities HLS Fund Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 65% of its net assets in stocks issued by non-U.S. companies that trade in foreign markets that are generally considered to be well established. The Fund diversifies its investments among a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. The securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets. The Fund may invest up to the greater of 25% or the weight of emerging markets in the MSCI All Country World ex USA Index (“MSCI AC World ex USA Index”) plus 10% of its net assets in companies domiciled in emerging markets. The Fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics in the range of the MSCI AC World ex USA Index. The Fund may trade securities actively. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), conducts fundamental research on individual companies to identify securities for purchase or sale. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Mid-Cap Securities Risk −The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk  −Active trading could increase the Fund's transaction costs (thus adversely affecting performance).

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com. The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Shows the returns of the Fund's Class IA shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 23.97% (2nd quarter, 2009) Lowest -21.40% (3rd quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of two broad-based market indices. Class IC shares have not commenced operations as of the date of this prospectus. Returns for Class IC shares reflect Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. For more information regarding returns see “Performance Notes” in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2016
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | MSCI All Country World ex USA Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 Year	rr_AverageAnnualReturnYear01	4.50%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[1]
10 Years	rr_AverageAnnualReturnYear10	0.96%	[1]
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | MSCI All Country World ex USA Index (Gross)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.48%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.42%	[1]
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | Class IA
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.06%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Year 1	rr_ExpenseExampleYear01	$ 78
Year 3	rr_ExpenseExampleYear03	243
Year 5	rr_ExpenseExampleYear05	422
Year 10	rr_ExpenseExampleYear10	942
Year 1	rr_ExpenseExampleNoRedemptionYear01	78
Year 3	rr_ExpenseExampleNoRedemptionYear03	243
Year 5	rr_ExpenseExampleNoRedemptionYear05	422
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 942
2007	rr_AnnualReturn2007	27.43%
2008	rr_AnnualReturn2008	(42.25%)
2009	rr_AnnualReturn2009	33.46%
2010	rr_AnnualReturn2010	14.49%
2011	rr_AnnualReturn2011	(13.97%)
2012	rr_AnnualReturn2012	20.20%
2013	rr_AnnualReturn2013	21.55%
2014	rr_AnnualReturn2014	(3.87%)
2015	rr_AnnualReturn2015	1.88%
2016	rr_AnnualReturn2016	1.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.40%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IA
1 Year	rr_AverageAnnualReturnYear01	1.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.70%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.43%	[1]
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | Class IB
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.06%
Administrative services fee	rr_Component1OtherExpensesOverAssets	none
Other expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Year 1	rr_ExpenseExampleYear01	$ 103
Year 3	rr_ExpenseExampleYear03	322
Year 5	rr_ExpenseExampleYear05	558
Year 10	rr_ExpenseExampleYear10	1,236
Year 1	rr_ExpenseExampleNoRedemptionYear01	103
Year 3	rr_ExpenseExampleNoRedemptionYear03	322
Year 5	rr_ExpenseExampleNoRedemptionYear05	558
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,236
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
1 Year	rr_AverageAnnualReturnYear01	0.94%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.17%	[1]
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND | Class IC
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.31%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_Component2OtherExpensesOverAssets	0.06%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Year 1	rr_ExpenseExampleYear01	$ 128
Year 3	rr_ExpenseExampleYear03	400
Year 5	rr_ExpenseExampleYear05	692
Year 10	rr_ExpenseExampleYear10	1,523
Year 1	rr_ExpenseExampleNoRedemptionYear01	128
Year 3	rr_ExpenseExampleNoRedemptionYear03	400
Year 5	rr_ExpenseExampleNoRedemptionYear05	692
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,523
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IC
1 Year	rr_AverageAnnualReturnYear01	0.75%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.16%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.92%	[1]

[1]	Effective May 1, 2017, the Fund changed its benchmark from the MSCI All Country World ex USA Index (Gross) to the MSCI All Country World ex USA Index (Net) because Hartford Funds Management Company, LLC, the Fund's investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.
[2]	"Other expenses" for Class IC shares are based on estimated amounts for the current fiscal year.